Fair Value Measurement (Tables)	6 Months Ended
Jun. 30, 2022
Fair Value Measurement [abstract]
Schedule of liabilities that are measured at fair value in the financial statements
	Fair value measurements using input type
	June 30, 2022 (Unaudited)
	Level 1	Level 2	Level 3	Total

Derivative liability - warrants	-	-	(3,883)	(3,883)

	Fair value measurements using input type
	December 31, 2021
	Level 1	Level 2	Level 3	Total

Derivative liability - warrants	-	-	(1,261)	(1,261)
Convertible debenture	-	-	(7,242)	(7,242)

Schedule of liabilities that are measured at level 3 in the financial statements
Derivative liability
Derivative liability - warrants as of December 31, 2021	(1,261)
Issuance of financial instruments	(16,467)
Exercise of pre-funded warrants	3,264
Change in fair value	10,581
Derivative liability - warrants as of June 30, 2022	(3,883)

Convertible debenture
Convertible debenture as of December 31, 2021	(7,242)
Payments of convertible securities	5,921
Gain due to change in fair value of convertible debenture	1,321
Convertible debenture as of June 30, 2022	-